Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Sep. 30, 2019
Warrant Liability
Disclosure of Fair Value Measurement of Assets

Financial assets (liabilities) as at September 30, 2019 and December 31, 2018 are presented below.

September 30, 2019	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents *	10,862	—	—	10,862
Trade and other receivables	587	—	—	587
Restricted cash	356	—	—	356
Payables and accrued liabilities	—	—	(2,279)	(2,279)
Warrant liability	—	(2,788)	—	(2,788)
	11,805	(2,788)	(2,279)	6,738

December 31, 2018	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents *	14,512	—	—	14,512
Trade and other receivables	245	—	—	245
Restricted cash	418	—	—	418
Payables and accrued liabilities	—	—	(2,940)	(2,940)
Warrant liability	—	(3,634)	—	(3,634)
	15,175	(3,634)	(2,940)	8,601

* As at September 30, 2019 and December 31, 2018, cash and cash equivalents consisted only of balances with banks.

Disclosure of Nature and Extent of Risks Arising from Financial Instruments

If variations in the market price of our common shares of -30% and +30% were to occur, the impact on the Company’s net loss related to the warrant liability held at September 30, 2019 would be as follows:

	Carrying amount	-30%	+30%
	$	$	$
Warrant liability	2,788	1,015	(952)
Total impact on net loss – decrease /(increase)		1,015	(952)